ACQUISITIONS- Narrative (Details) - USD ($)		12 Months Ended
	Dec. 09, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration		$ 0	$ 12,644,170	$ 0
MaxDelivery LLC
Business Acquisition, Contingent Consideration [Line Items]
Cash - PIPE Convertible Notes	$ 4,000,000	4,000,000
Equity consideration	3,000,000	3,000,000
Contingent consideration	$ 1,711,000	1,711,000
Acquisition related transaction costs		$ 92,322